                       SUPPLEMENT DATED JANUARY 1, 2001
                                      TO
                      PROSPECTUSES DATED NOVEMBER 1, 2000

This supplement is intended to be distributed with prospectuses dated November 1, 2000 for "Medallion Executive Variable Life," "Medallion Executive Variable Life II," "Medallion Executive Variable Life III," "Majestic Variable Universal Life," "Majestic Variable Universal Life 98," "Variable Master Plan Plus," "Variable Estate Protection," "Variable Estate Protection - IS," "Majestic Variable Estate Protection," "Majestic Variable Estate Protection 98," "Variable Estate Protection II," "Variable Estate Protection II - IS," "Medallion Variable Life II," and "Medallion Variable Life II - IS," variable life insurance policies issued prior to January 1, 2001 by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company.

               --------------------------------------------------

     . The "American Leaders Large Cap Value Fund" has been renamed the "Large Cap Value CORE/SM/ II Fund." "Large Cap Value CORE/SM/ II Fund" replaces "American Leaders Large Cap Value Fund" wherever shown in the prospectus. The Large Cap Value CORE/SM/ II Fund is managed by Goldman Sachs Asset Managment.

     . The "Mid Cap Value Fund" has been renamed the "Large/Mid Cap Value II Fund." "Large/Mid Cap Value II Fund" replaces "Mid Cap Value Fund" wherever shown in the prospectus. The Large/Mid Cap Value II Fund is managed by Wellington Management Company, LLP.

     . The "Core Bond Fund" has been renamed the "Active Bond II Fund." "Active Bond II Fund" replaces "Core Bond Fund" wherever shown in the prospectus. The Active Bond II Fund is managed by John Hancock Advisers, Inc.

THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED JANUARY 1,
----------------------------------------------------------------------------
2001 FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I THAT CONTAINS DETAILED
------------------------------------------------------------------------
INFORMATION ABOUT THE  FUNDS MENTIONED ABOVE.  BE SURE TO READ THAT PROSPECTUS
------------------------------------------------------------------------------
SUPPLEMENT BEFORE SELECTING ONE OR MORE OF THESE FUNDS AS AN INVESTMENT OPTION.
------------------------------------------------------------------------------

                        SUPPLEMENT DATED JANUARY 1, 2001
                                       TO
                      PROSPECTUSES DATED NOVEMBER 1, 2000

This supplement is intended to be distributed with prospectuses dated November 1, 2000 for "Medallion Executive Variable Life," "Medallion Executive Variable Life II," "Medallion Executive Variable Life III," "Majestic Variable Universal Life," "Majestic Variable Universal Life 98," "Variable Master Plan Plus," "Variable Estate Protection," "Variable Estate Protection - IS," "Majestic Variable Estate Protection," "Majestic Variable Estate Protection 98," "Variable Estate Protection II," "Variable Estate Protection II - IS," "Medallion Variable Life II," and "Medallion Variable Life II - IS," variable life insurance policies issued on or after January 1, 2001 by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company.


                              -------------------


 . "American Leaders Large Cap Value," "Mid Cap Value" and "Core Bond" Funds are no longer offered as investment options. Any reference to these Funds should be disregarded wherever shown in the prospectus.



This supplement is accompanied with a prospectus supplement dated January 1,
--------------------------------------------------------------------------------
2001 for the John Hancock Variable Series Trust I (the "Trust"). Be sure to read
--------------------------------------------------------------------------------
the Trust prospectus supplement carefully.
-----------------------------------------